Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 1,397	¥ 2,224
Loans		275,640	233,924
Loans, Loans held for sale		25,339	6,480
Loans, Collateral dependent loans		250,301	227,444
Premises and equipment		7,960	3,507
Intangible assets		8,458	1,652
Goodwill			4,869
Other assets		96,064	6,872
Other assets, Investments in equity method investees	[1]	92,223
Other assets, Other		3,841	6,872
Assets at fair value, Total		389,519	253,048
Private Equity Funds and Limited Partnerships [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		10,340	15,884
Unfunded commitments related to investment securities valued at net asset value		1,167	5,359
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		4,746	4,941
Loans, Collateral dependent loans		4,746	4,941
Other assets		92,223
Other assets, Investments in equity method investees	[1]	92,223
Assets at fair value, Total		96,969	4,941
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		12,179	9,020
Loans, Collateral dependent loans		12,179	9,020
Assets at fair value, Total		12,179	9,020
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	1,397	2,224
Loans		258,715	219,963
Loans, Loans held for sale		25,339	6,480
Loans, Collateral dependent loans		233,376	213,483
Premises and equipment		7,960	3,507
Intangible assets		8,458	1,652
Goodwill			4,869
Other assets		3,841	6,872
Other assets, Other		3,841	6,872
Assets at fair value, Total		¥ 280,371	¥ 239,087

[1]	Excludes certain investments valued at net asset value of ¥15,884 million and ¥10,340 million at March 31, 2017 and September 30, 2017, respectively. The unfunded commitments related to these investments are ¥5,359 million and ¥1,167 million at March 31, 2017 and September 30, 2017, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.